                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA 93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California      2/14/11
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $236592
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4    COLUMN 5       COL. 6 COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                           OTHER
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE    SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------
Acacia Research                     COM       003881307    14046  541475           541475          221075 302400
Allied Nevada Gold Corp.            COM       019344100     4583  174200           174200          105500  68700
Bank Of The Ozarks                  COM       063904106    11304  260750           260750          111250 149500
Bottomline Technologies, Inc.       COM       101388106     3082  141950           141950           51900  90050
Chart Industries Inc.               COM       16115Q308     4044  119725           119725           47550  72175
Dresser-Rand Group Inc.             COM       261608103     6057  142225           142225           70600  71625
DST Systems Inc.                    COM       233326107     5942  133975           133975           60200  73775
EBIX, Inc.                          COM       278715206     6662  281450           281450          113600 167850
Emergent Biosolutions, Inc.         COM       29089Q105     4375  186500           186500           69300 117200
FTI Consulting                      COM       302941109     2490   66800            66800           27150  39650
Fuel Systems Solutions              COM       35952W103     1160   39475            39475           16550  22925
Haemonetics Corporation             COM       405024100     3965   62750            62750           23300  39450
Hanover Insurance Group             COM       410867105     2927   62645            62645           25950  36965
Herbalife Ltd.                      COM       020884924    11454  167525           167525           71200  96325
Jack Henry & Associates Inc.        COM       426281101    10090  346125           346125          151775 194350
Landstar System Inc.                COM       515098101     7368  179975           179975           64600 115375
Lennox International Inc.           COM       526107107     6535  138200           138200           54900  83300
Maximus Inc.                        COM       577933104     4815   73425            73425           27100  46325
Micros Systems Inc.                 COM       594901100     2428   55350            55350           21300  34050
Oceaneering International           COM       675232102     2919   39650            39650           16100  23550
Oriental Financial Group            COM       68618W100     9787  783624           783624          325074 458550
Patterson Companies Inc.            COM       703395013     8871  289625           289625          114275 175350
Plantronics, Inc.                   COM       727493108     2430   65300            65300           24300  41000
Platinum Underwriters               COM       G7127P100     3845   85500            85500           29775  55725
Questcor Pharmaceuticals            COM       74835Y101     8037  545600           545600          214300 331300
Regal-Beloit Corp.                  COM       758750103     4566   68400            68400           28100  40300

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4    COLUMN 5       COL. 6 COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                           OTHER
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE    SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------
Sirona Dental Systems Inc.          COM       82966C103     4447  106450           106450           41100  65350
Skechers USA, Inc.-CLA              CLA       830566105     4433  221650           221650           98000 123650
Snap-On Incorporated                COM       833034101     5982  105725           105725           37100  68625
SPDR Gold Trust                     ETF       863307104     8684   62600            62600            2250  60350
Stantec Inc.                        COM       85472N109     6207  221900           221900           87100 134800
Steven Madden, Ltd.                 COM       556269108    11472  274976           274976          115601 159375
Stillwater Mining Co.               COM       86074Q102     8304  388950           388950          170850 218100
Tupperware Brands Corp.             COM       899896104     7404  155325           155325           61800  93525
Ultratech Inc.                      COM       904034105     7388  371650           371650          150650 221000
Veeco Instruments Inc.              COM       922417100     3808   88650            88650           33000  55650
Wabash National Corp.               COM       929566107     4297  362625           362625          148900 213725
Wabtec Corporation                  COM       929740108     5614  106150           106150           41750  64400
Warnaco Group Inc.                  COM       934390402     4770   86625            86625           32200  54425